Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Net loss	$ (85,433)	$ (78,340)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	32,029	35,068
Stock-based compensation	17,986	22,564
Foreign currency transaction loss (gain)	(8,792)	(1,413)
Share in net (profits) losses of associated companies	39,100	1,559
Unrealized Gain (Loss) on Investments	4,235	3,424
Acquisitions	862	1,553
Deferred income taxes, net and uncertain tax positions	460	238
Other non-cash items, net	849	2,751
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	953	18,480
Inventories	24,765	171
Other current assets and prepaid expenses	(7,582)	6,173
Other non-current assets	7,553	5,257
Accounts payable	(7,714)	550
Other current liabilities	(4,652)	(2,926)
Deferred revenues	408	(7,819)
Other non-current liabilities	(4,689)	(6,853)
Net cash provided by (used in) operating activities	10,338	437
Cash flows from investing activities
Cash paid for business combinations	(5,448)	0
Purchase of property and equipment	(15,487)	(6,668)
Investments in short-term bank deposits	(223,500)	(90,000)
Proceeds from sale of equity method investment	120,500	90,000
Investments in unconsolidated entities	(1,557)	(8,845)
Purchase of intangible assets	(4,389)	(1,486)
Other investing activities	(550)	(176)
Net cash used in investing activities	(130,431)	(17,175)
Cash flows from financing activities
Proceeds from exercise of stock options	0	153
Payment of contingent consideration	(951)	(1,302)
Proceeds from PIPE transaction, net of issuance costs	119,291	0
Other financing activities	(57)	33
Net cash provided by (used in) financing activities	118,283	(1,116)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	3,049	(178)
Net change in cash, cash equivalents and restricted cash	1,239	(18,032)
Cash, cash equivalents and restricted cash, beginning of year	71,076	82,864
Cash, cash equivalents and restricted cash, end of year	72,315	64,832
Non-cash investing and financing activities:
Transfer of inventories to fixed assets	3,236	1,850
Transfer of fixed assets to inventories	22	4,829
Issuance of ordinary shares under employee share purchase plan	2,598	3,264
Issuance of ordinary shares as part of Nexa3D Inc. transaction	3,135	0
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents	71,470	63,956
Restricted cash included in other current assets	845	876
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$ 72,315	$ 64,832